IMPAIRMENT TESTING OF INTANGIBLE ASSETS, PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE-ASSETS	9 Months Ended
Sep. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT TESTING OF INTANGIBLE ASSETS, PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE-ASSETS	IMPAIRMENT TESTING OF INTANGIBLE ASSETS, PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE-ASSETS
As at September 30, 2024, the Company performed an impairment test that was triggered due to certain impairment indicators that were present, primarily the decline in share price and the continuing delays and challenges associated with the Company's clients obtaining subsidies approval of the requested governmental incentives which resulted in operating losses due to lower than projected revenues and negative cash flows. The recoverable amount of a cash-generating-unit is the higher of the cash-generating unit’s fair value less cost of disposal (‘FVLCD’) and its value-in-use.
The result of the Company’s impairment test as at September 30, 2024 determined that the value-in-use exceeded the carrying value of the cash-generating unit. The determination of value-in-use contains numerous variables and assumptions that are subject to change as business conditions change and therefore could impact fair value in the future.